Non - Current Assets or Disposal Groups Held for Sale or Held for Distribution to Owners and Discontinued Operations	12 Months Ended
Dec. 31, 2019
Noncurrent Assets Or Disposal Groups Held For Sale Or Held For Distribution To Owners And Discontinued Operations [Abstract]
Non - Current Assets or Disposal Groups Held for Sale or Held for Distribution to Owners and Discontinued Operations

5.    NON-CURRENT ASSETS OR DISPOSAL GROUPS HELD FOR SALE OR HELD FOR DISTRIBUTION TO OWNERS AND DISCONTINUED OPERATIONS

5.1 Operation Central Rio Negro (CODENSA).

In October 2018, Codensa’s Board of Directors approved the start of the sale process of the Small Hydroelectric Power Plant PCH Rio Negro (the “Río Negro SHP”).

The Rio Negro SHP was received as a result of the merger with Empresa de Energía de Cundinamarca, or EEC, in 2016. Considering that Codensa was constituted after 1992, the restriction of vertical integration is applicable and therefore it cannot operate or commercially represent any generation asset. Due to the above, the SHP was operated by Emgesa S.A. E.S.P. under a usufruct agreement.

After a sale process developed during the year 2019, the transaction was successfully executed by signing the contract of sale of the asset on December 26, 2019, however, to date, some proceedings are in progress for the transfer of the asset.

The contract provides that the parties must execute the public deed of transfer of the real estate in favor of the buyer and proceed with its registration at the public instruments registration office. To this end, the buyer cooperate to provide what is necessary for the fulfilment of the aforementioned obligations.

Taking into account the sale process and the provisions of IFRS 5 Non-Current Assets Held for Sale and Discontinued Operations prior to classification as a non-current asset held for sale, the Rio Negro SHP has been recorded as of December 31, 2018 at fair value; the foregoing implied recognizing an impairment loss of ThUS$5,234, which was determined in accordance with the valuation made. During 2019, some mandatory additions were made due to environmental issues and the fair value was updated, which implied recognizing at December 31, 2019 a reversal of impairment loss of ThUS$3,433.

The non-current assets and liabilities held for sale as of December 31, 2019 and 2018 are presented below:

	12-31-2019	12-31-2018
	ThUS$	ThUS$
Property, plant and equipment	11,326	5,825
TOTAL NON-CURRENT ASSETS	11,356	5,825
Other non-current non-financial liabilities	3,791	3,835
TOTAL NON-CURRENT LIABILITIES	3,791	3,835